Redeemable Convertible Preferred Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended													12 Months Ended
	Jul. 31, 2021 shares	May 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Jan. 31, 2019 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) $ / shares shares	Oct. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	May 31, 2018 USD ($) $ / shares shares	Apr. 30, 2014 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Temporary Equity [Line Items]
Proceeds from Issuance of redeemable convertible preferred shares														¥ 0	$ 0	¥ 6,646,458		¥ 2,171,263
Percentage of annual compound interest from the actual payment date of original issue price used to determine the redemption price of preferred share														8.00%	8.00%
Percentage of annual simple interest from the actual payment date of original issue price used to determine the redemption price of preferred share														8.00%	8.00%
Dividends declared | ¥														¥ 0		0		0
Change in net loss attributable to ordinary shareholders | ¥														¥ 0		288,400		320,300
Maximum [Member]
Temporary Equity [Line Items]
Modification of preferred shares percentage immediately after change in terms compared to the fair value of the preferred shares immediately before the amendment at each modification date														10.00%	10.00%
Maximum [Member] | Exceeding Ten Percent Result To Extinguishment Accounting [Member]
Temporary Equity [Line Items]
Threshold percentage of change in fair value used to determine the applicability of accounting														10.00%	10.00%
Minimum [Member] | Not Exceeding Ten Percent Result To Modification Accounting [Member]
Temporary Equity [Line Items]
Threshold percentage of change in fair value used to determine the applicability of accounting														10.00%	10.00%
Series Angel Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Number of preferred shares issued													5,910,100
Proceeds from Issuance of redeemable convertible preferred shares | ¥													¥ 10,000
Series Pre A Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Number of preferred shares issued												8,985,050
Proceeds from Issuance of redeemable convertible preferred shares | $												$ 6,500
Temporary equity, shares issued price per share | $ / shares												$ 0.72
Series A Preferred Shares [Member]
Temporary Equity [Line Items]
Number of preferred shares issued											22,096,550
Proceeds from Issuance of redeemable convertible preferred shares | $											$ 17,400
Temporary equity, shares issued price per share | $ / shares											$ 0.79
Series A+ Preferred Shares [Member]
Temporary Equity [Line Items]
Number of preferred shares issued										1,060,200
Proceeds from Issuance of redeemable convertible preferred shares | $										$ 1,800
Temporary equity, shares issued price per share | $ / shares										$ 1.65
Series B Preferred Shares [Member]
Temporary Equity [Line Items]
Number of preferred shares issued							2,332,400		17,140,700
Proceeds from Issuance of redeemable convertible preferred shares							$ 5,500		$ 40,400										¥ 961,100
Temporary equity, shares issued price per share | $ / shares							$ 2.36		$ 2.36
Stock issuance costs | ¥														¥ 5,000
Series B2 Preferred Shares [Member]
Temporary Equity [Line Items]
Number of preferred shares issued								11,072,800
Proceeds from Issuance of redeemable convertible preferred shares								$ 30,000											961,100
Temporary equity, shares issued price per share | $ / shares								$ 2.71
Stock issuance costs | ¥														¥ 3,300
Series B3 Preferred Shares [Member]
Temporary Equity [Line Items]
Number of preferred shares issued						28,013,200
Proceeds from Issuance of redeemable convertible preferred shares						$ 110,000													961,100
Temporary equity, shares issued price per share | $ / shares						$ 3.93
Preferred shares liquidation preference percentage of original issue price														100.00%	100.00%
Preferred shares liquidation preference percentage of annual compound interest from the actual payment date of its purchase price														8.00%	8.00%
Stock issuance costs | ¥														¥ 9,000
Series B4 Preferred Shares [Member]
Temporary Equity [Line Items]
Number of preferred shares issued					6,989,700
Proceeds from Issuance of redeemable convertible preferred shares					$ 30,000														¥ 961,100
Temporary equity, shares issued price per share | $ / shares					$ 4.29
Preferred shares liquidation preference percentage of annual compound interest from the actual payment date of its purchase price														8.00%	8.00%
Stock issuance costs | ¥														¥ 9,900
Series B4 Preferred Shares [Member] | Series B4 Warrant [Member]
Temporary Equity [Line Items]
Number of preferred shares issued			6,989,750
Proceeds from Issuance of redeemable convertible preferred shares | $			$ 30,000
Series B4 Preferred Shares [Member] | Eat Together Holding Limited [Member]
Temporary Equity [Line Items]
Share based compensation arrangement number shares issued				605,600
Series B4-1 Preferred Shares [Member]
Temporary Equity [Line Items]
Preferred shares liquidation preference percentage of original issue price														100.00%	100.00%
Preferred shares liquidation preference percentage of annual compound interest from the actual payment date of its purchase price														8.00%	8.00%
Series B4-1 Preferred Shares [Member] | Founder [Member]
Temporary Equity [Line Items]
Number of preferred shares issued				6,664,000
Series B4-1 Preferred Shares [Member] | Founder [Member] | Eat Together Warrant [Member]
Temporary Equity [Line Items]
Number of preferred shares issued				6,664,000
Proceeds from Issuance of redeemable convertible preferred shares | $				$ 28,700
Series C1 Preferred Shares [Member]
Temporary Equity [Line Items]
Number of preferred shares issued			2,895,100	39,952,300
Proceeds from Issuance of redeemable convertible preferred shares			$ 22,500	$ 310,500														¥ 2,171,300
Temporary equity, shares issued price per share | $ / shares			$ 7.77	$ 7.77
Preferred shares liquidation preference percentage of original issue price														100.00%	100.00%
Preferred shares liquidation preference percentage of annual compound interest from the actual payment date of its purchase price														8.00%	8.00%
Stock issuance costs														¥ 19,600	$ 3,000
Series C1 Preferred Shares [Member] | Two Thousand Nineteen Convertible Note [Member]
Temporary Equity [Line Items]
Debt conversion, converted instrument, shares issued				11,377,300
Series Angel Plus Redeemable Convertible Preferred Shares [Member] | Founder [Member]
Temporary Equity [Line Items]
Conversion of stock, shares issued						7,803,400
Series Angel Plus Redeemable Convertible Preferred Shares [Member] | Eat Together Holding Limited [Member]
Temporary Equity [Line Items]
Share based compensation arrangement number shares issued				465,550
Series Angel+ Preferred Shares and Series Angel Preferred Shares [Member]
Temporary Equity [Line Items]
Preferred stock liquidation preference percentage of original price as adjusted for share subdivision on each preferred share														100.00%	100.00%
Series D Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Number of preferred shares issued			49,207,650
Proceeds from Issuance of redeemable convertible preferred shares			$ 700,000													6,646,500	$ 1,043,000
Preferred shares liquidation preference percentage of original issue price														100.00%	100.00%
Preferred shares liquidation preference percentage of annual compound interest from the actual payment date of its purchase price														8.00%	8.00%
Stock issuance costs														¥ 39,700	$ 6,100
Series D+ redeemable convertible preferred shares [Member]
Temporary Equity [Line Items]
Number of preferred shares issued	250,826,100	21,264,750
Proceeds from Issuance of redeemable convertible preferred shares		$ 330,000														¥ 6,646,500	$ 1,043,000
Preferred shares liquidation preference percentage of original issue price														100.00%	100.00%
Preferred shares liquidation preference percentage of annual compound interest from the actual payment date of its purchase price														8.00%	8.00%
Stock issuance costs														¥ 21,300	$ 3,300